CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Unrealized gains (losses) in accumulated other comprehensive income, tax expense (benefit)	$ 17,113	$ (54,608)	$ (13,768)
Reclassification adjustment for realized losses (gains) included in net income, tax (benefit) expense	$ (7)	$ 101	$ 153